CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Income (loss) from discontinued operations, tax expense (benefit)	$ 0	$ 0	$ (10)